Derivatives in ASC 815 Cash Flow Hedging Relationships (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Interest rate swaps	$ 27,964	$ (51,386)	$ (102,262)
Reclassification to Interest and Finance Costs	42,922	42,877	46,780
Total	70,886	(8,509)	(55,482)
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Derivative [Line Items]
Interest rate swaps	27,964	(51,386)	(102,262)
Reclassification to Interest and Finance Costs	42,922	42,877	46,780
Total	70,886	(8,509)	(55,482)
Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain (Loss) on derivative instruments
Amount of Gain (Loss) recognized in income of derivative Ineffective Portion [Member]
Derivative [Line Items]
Interest rate swaps	254	0	0
Total	$ 254	$ 0	$ 0